Schedule of Revenue Attributed to Geographic Regions Based on Customer Location (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 16,187	$ 13,045	$ 64,473	$ 54,059
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	10,212	6,633	36,002	31,454
Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	4,605	2,984	16,716	14,264
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 1,370	$ 3,428	$ 11,755	$ 8,341